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April 27, 2006

VIA EDGAR

Attention: Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: GIANT 5 FUNDS
    FILE NOS. 333-129930 AND 811-21836

Ladies and Gentlemen:

Attached for filing via EDGAR, on behalf of Giant 5 Funds (the "Trust"), is Pre-Effective Amendment No. 4 to the registration statement under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 4 to the Trust's initial registration statement on Form N-1A ("Registration Statement") pursuant to the Investment Company Act of 1940, as amended.

Giant 5 Funds will not assert the affirmative action by the SEC to declare its registration statement effective as a defense in any securities related litigation or any subsequent action under the federal securities laws brought by the SEC or any other party.

Please direct any questions regarding the above or concerning the filing to the undersigned at (617) 428-1312.

Sincerely,


/s/ Patrick Keniston
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Patrick Keniston
Counsel
BISYS Fund Services

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